Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019
Statement [LineItems]
Right of use assets		$ 26,575
Payments of lease liabilities, classified as financing activities	$ 2,274
Average incremental borrowing rate on lease arrangements	6.06%
Balance After IAS 17 Adjustments [member]
Statement [LineItems]
Right of use assets		26,575
Lease liability		$ 26,575